Finance Lease Receivables - Schedule of payments to received on Finance Lease Receivables (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
less: amount representing interest income	$ (1,246,283)
Finance Lease Receivable	3,922,391	$ 1,330,291	$ 324,903
Current Portion of Finance Lease Receivable	308,505	82,501
Long Term Portion of Finance Lease Receivable	3,613,886	$ 1,247,790
Year 1
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	650,105
Year 2
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	848,889
Year 3 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	1,089,889
Year 4 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	1,234,295
Year 5 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	359,996
Year 6 [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	434,000
Remainder [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Payments to be received on Finance Lease Receivables	$ 551,500